Nature of Business	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business	NATURE OF BUSINESS
The accompanying financial statements represent the consolidated accounts of Iron Mountain Incorporated, a Delaware corporation (“IMI”), and its subsidiaries (“we” or “us”). We help organizations around the world protect their information, reduce storage costs, comply with regulations, facilitate corporate disaster recovery, and better use their information and information technology (“IT”) infrastructure for business advantages, regardless of its format, location or life cycle stage. We do this by storing physical records and data backup media, offering information management solutions, and providing data center space for enterprise-class colocation and opportunistic hyperscale deployments. We offer comprehensive records and information management services and data management services, along with the expertise and experience to address complex storage and information management challenges such as rising storage rental costs, legal and regulatory compliance, and disaster recovery requirements. We provide secure and reliable data center facilities to protect digital information and ensure the continued operation of our customers’ IT infrastructure, with reliable and flexible deployment options.
In March 2020, the World Health Organization declared a novel strain of coronavirus (“COVID-19”) a pandemic. The broader impacts of the COVID-19 pandemic on our financial position, results of operations and cash flows, including impacts to the estimates we use in the preparation of our financial statements, remain uncertain and difficult to predict as information continues to evolve, and the severity and duration of the pandemic, including new variants of COVID-19 that may emerge, remains unknown, as is our visibility of its effect on the markets we serve and our customers within those markets.
In October 2019, we announced a global program designed to better position us for future growth and achievement of our strategic objectives (“Project Summit”). As of December 31, 2021, we have completed Project Summit. See Note 13.
We have been organized and have operated as a real estate investment trust for United States federal income tax purposes (“REIT”) beginning with our taxable year ended December 31, 2014.